Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Significant Accounting Policies

2.Significant Accounting Policies

a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

b)Reclassifications

The Company changed the presentation of revenue within its consolidated statements of operations retrospecitvely. Disaggregation of revenue has been changed due to the business development. Amounts for the comparative prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported net income or financial position and do not represent a restatement of any previously reported financial results.

c)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity's economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

d)Use of estimates

The preparation of the Group's consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, purchase price allocation relating to a business combination, impairment assessment on goodwill and long-lived assets, long-term investments, and initial measurement of guarantee liabilities at fair value.

e)Functional currency and foreign currency translation

The Group uses Renminbi ("RMB") as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars ("US$"). The functional currency of the Group's PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and loss are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of operations and comprehensive loss.

2.Significant Accounting Policies (Continued)

e)Functional currency and foreign currency translation (Continued)

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and loss resulting from foreign exchange transactions are included in foreign exchange loss in the consolidated statements of operations and comprehensive loss.

f)Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3726 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2021. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

g)Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group's financial instruments include cash and cash equivalents, restricted cash, time deposits, accounts and notes receivable, prepayment and other current assets, long-term investments, short-term borrowings, accounts payable, other payables, guarantee liabilities and other liabilities of which the carrying values approximate their fair value due to their short term in nature and other liabilities.

2.Significant Accounting Policies (Continued)

h)Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2020 and 2021, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars amounting to approximately US$8.2 million and US$8.4 million, respectively (equivalent to approximately RMB53.5 million and RMB53.4 million, respectively).

As of December 31, 2020 and 2021, the Group had approximately RMB63.4 million and RMB21.6 million cash and cash equivalents held by its PRC subsidiaries, VIEs and subsidiaries of VIEs, representing 57.7% and 34.1% of total cash and cash equivalents of the Group, respectively.

As of December 31, 2020 and 2021, the Company had a restricted cash balance approximately RMB29.8 million and RMB33.8 million, respectively, which are security deposits for the referral services in collaboration with a commercial bank and ancillary services to facilitate auto loan applications.

i)Accounts and notes receivables, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. Starting from January 1, 2021, the Group adopted ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach and the adoption does not have an impact on the Group’s consolidated financial statements. The Group’s accounts receivable and other receivables are within the scope of ASC Topic 326. To estimate expected credit losses, the Group has identified the relevant risk characteristics of the receivables which include size and nature. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions and future economic conditions (external data and macroeconomic factors). This is assessed at each quarter based on the Group’s specific facts and circumstances. There have been no significant changes in the assumptions since adoption. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Notes receivable represents notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity. Refer to Note 4 for details.

j)Time deposits

Time deposits mainly represent demand deposits placed with banks with original maturities of more than three months but within one year. Interest earned is recorded as interest income in the consolidated statements of operations and comprehensive loss during the periods.

k)Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

2.Significant Accounting Policies (Continued)

k)Property, equipment and software, net (Continued)

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

l)Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years

m)Long-term investments

For equity investments which the Company does not have significant influence, and whose fair value is not readily determinable, the cost less impairment accounting is applied (“measurement alternative”). Gain or loss are realized when such investment is sold or when dividends are declared or payments are received.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323 Investments-Equity Method and Joint Ventures. The Company adjusts the carrying amount of equity method investment for its share of the income or loss of the investee and reports the recognized income or loss in the consolidated statements of operations and comprehensive loss. The Company’s share of the income or loss of an investee are based on the shares of common stock and in-substance common stock held by the Company.

The Company evaluates its equity investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition  and near-term prospects of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost.

n)Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2020 and 2021 was related to its acquisition of Longye in January 2020 (Note 3). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

2.Significant Accounting Policies (Continued)

n)Goodwill (Continued)

Management has determined that the Group has one reporting unit within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount as of December 31, 2020 and 2021. Therefore, management performed quantitative assessment and did not record any impairment loss for the years ended December 31, 2020 and 2021 as the fair value of the reporting unit is in excess of its carrying value.

If the Group reorganizes its reporting structure in a manner that changes the composition of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

o)Long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge related to long-lived assets was recognized for any of the periods presented.

p)Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation

Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

2.Significant Accounting Policies (Continued)

p)Revenue recognition (Continued)

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Referral service for commercial bank revenue

In October 2019, the Group commenced its auto loan referral services in collaboration with a commercial bank. The referral services provided to the bank include (i) referral services and (ii) periodic guarantee for the following time periods: (a) from the date of loan issuance by the commercial bank to the consumer to the date when the consumer’s vehicle mortgage registration is completed (the mortgage registration procedures should be completed within 120 days after the loan issuance) and (b) no overdue of more than 30 days for any of the first 3 monthly repayment. The referral service and periodic guarantee are two separate performance obligations that meet the criteria to be considered distinct, of which, referral services revenue is recognized at a point in time upon the delivery of the services and a guarantee liability is recorded at fair value at inception of the loans. Revenue from the periodic guarantee is recognized by a systematic and rational amortization method over the term of guarantee period.

Online marketing services and others

Online marketing services revenue

The Group's online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services, (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. (“Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group identified only one performance obligation that is to provide the industry customers with arranging, decorating and providing the platform for live show. The Group charges a fixed admission fee per live streaming promotion event from its industry customers. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

2.Significant Accounting Policies (Continued)

p)Revenue recognition (Continued)

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu”) to use the membership services of a Baidu’s auto content distribution platform. The Group identified only one performance obligation that is to provide referral service to Baidu.The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. Revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform.

For the marketing information services, the Group generates consumers' demand information through its online channels and provides to the industry customers upon consumers' consent. The Group identified only one performance obligation that is to provide consumer’s demand information to the industry customers. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers' demand information.

The demand-side platform services generate revenue through (1) online advertising services and (2) advertising space resale services. For the advertising services, the Group identified the only one performance obligation that is to provide advertising spaces on the third-party platforms’ website to customers, and the Group recognized the service fees received as revenue on a straight-line basis over the service period. Under the advertising space resale services, the Group identified the only one performance obligation that is to provide advertising spaces wholesale from suppliers such as search engines and other online advertising channels based on the demand of the customers. The customers pay the Group a membership fee to access these spaces. The Group recognizes the membership fee on a straight-line basis over the membership period, which is usually one year.

Other revenue

On January 13, 2020, the Company completed the acquisition of Longye (Note 3), a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group's multi-tenant software without taking possession of the software. The Group identified the only one performance obligation that is to provide integrated cloud services to industry customers. The Group initially records the subscription and support services fee as deferred revenue upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. The subscription and support services revenue is recognized on a straight-line basis over the period of the contract when the services are provided.

The Group operates a virtual dealership by connecting automakers or franchised dealerships with secondary dealers whereby the Group purchases cars on behalf of the secondary dealers from the automakers or franchised dealerships that is the only one performance obligation the Group identified. The Group charges a commission fee at a pre-agreed percentage of the car costs to the secondary dealers. As the Group has neither inventory risk nor the discretion to establish the cost of cars to secondary dealers, it is considered to be an agent in accordance with ASC 606. The virtual dealership commission revenue is recognized upon the secondary dealers’ acceptance of the delivery of cars from automakers or franchised dealerships.

Contract balances

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all auto show revenue and referral service for commercial bank revenue and SaaS revenue are recognized over time during the years ended December 31, 2020 and 2021. Contract liabilities included in advance from customers and deferred revenue in the Group’s consolidated balance sheets. The Group’s total unearned revenues were RMB24.9 million and RMB19.1 million as of December 31, 2020 and 2021, respectively. During the years ended December 31, 2021, 2020 and 2019, the Group recognized RMB23.7 million, RMB3.5 million and RMB14.4 million as revenue that was included in the balance of advance from customers at January 1, 2021, 2020 and 2019, respectively.

2.Significant Accounting Policies (Continued)

p)Revenue recognition (Continued)

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

q)Cost of revenues

Costs of revenues, consist primarily of rental costs for auto show venues, venue set-up costs, security costs and other direct costs.

r)Research and development expenses

Research and development expenses mainly consist of payroll-related expenses incurred for the employees who develop and enhance the Group's websites and platform of applications. The Group recognizes these expenses when incurred, unless they qualify for capitalization as software development costs.

s)Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salaries and other compensation-related expenses for the Group's sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image, online and offline events. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2019, 2020 and 2021, the advertising and promotional expenses were RMB291.2 million, RMB156.6 million and RMB140.1 million, respectively.

t)Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”). Further, as a clarification of the new guidance, the FASB issued several amendments and updates. The Group adopted the new lease guidance in 2020 by applying the modified retrospective method to those contracts that are not completed as of December 31, 2020, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.

The Group has elected to utilize the package of practical expedients at the time of adoption, which allows the Group to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases with a lease term of 12 months or less, the Group did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities.

2.Significant Accounting Policies (Continued)

t)Leases (Continued)

The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Group has operating leases for office spaces and venues for auto shows and has no finance leases as of December 31, 2020 and 2021. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

If there are lease agreements that contain both lease and non-lease components, they are accounted for separately based on their relative standalone price.

u)Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees and nonemployee in accordance with ASC 718 Compensation-Stock Compensation. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Since November 21, 2018, when the Company’s ordinary shares were public traded, the fair value of the ordinary shares was determined at the closing price of the shares on the grant date. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award.

2.Significant Accounting Policies (Continued)

v)Employer defined contribution

The Company's subsidiaries, VIEs and subsidiaries of VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIEs and subsidiaries of VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution.

w)Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2020 and 2021.

x)Net loss per share

Basic and diluted net loss per share is computed by dividing losses attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

During the three years ended December 31, 2019, 2020 and 2021, the Group has ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation for the three years, as their effects would be anti-dilutive.

2.Significant Accounting Policies (Continued)

y)Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (loss)/income, as presented on the consolidated balance sheets, consists only of accumulated foreign currency translation adjustments.

z)Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group's consolidated balance sheets and have been separately disclosed in the Group's consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

aa)Treasury stock

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

bb)Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker identified as the Chief Executive Officer for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM reviews consolidated results including revenue and operating income at a consolidated level. This resulted in only one operating and reportable segment in the Group.

cc)Business Combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive loss.

2.Significant Accounting Policies (Continued)

dd)Concentrations and Risks

Advertising and promotional service provider

The Group relied on advertising and promotional service providers and their affiliates for advertising and promotional service to support its operations during the years ended December 31, 2019, 2020 and 2021. Total number of advertising and promotional service providers accounting for more than 10% is two, three and three providers for the years ended December 31, 2019, 2020 and 2021, respectively.

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash, time deposits and accounts receivable. As of December 31, 2020 and 2021, all of the Group's cash and cash equivalents, restricted cash and time deposits were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

There was no customer had receivable balances exceeding 10% of the total accounts receivable balances of the Group as of December 31, 2020, respectively. As December 31, 2021, there was only one customer whose receivable balances exceeded 10% of the total accounts receivable balances of the Group.

2.Significant Accounting Policies (Continued)

ee)Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In December 2019, the FASB issued ASU 2019-12, “Income taxes (Topic 740)—Simplifying the accounting for income taxes”, which simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application or and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years for public companies. Early adoption is permitted. The standard is effective for the Group from January 1, 2022. The adoption of this guidance has no significant impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815”, which clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies. Early adoption is permitted. The standard is effective from January 1, 2022 for the Group. The adoption of this guidance has no significant impact on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Group’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The adoption of this guidance has no significant impact on its consolidated financial statements.

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The amendments affect loans, debt securities, trade receivables, net investments in leases, exposures on guarantee liabilities, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. The Group adopted this guidance on January 1, 2021 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.

In June, 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, which aligns the accounting for share-based payment awards issued to employees and nonemployees. Under ASU No. 2018-07, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. The Group adopted this guidance on January 1, 2020 with no material impact on its consolidated financial statements.